Other income	6 Months Ended
Jun. 30, 2022
Other Income
Other income

4. Other income

	Six months ended
	June 30,	June 30,
	2022	2021
	£	£
Unrealized and realized exchange differences	54,002
Grant income	-	5,946
	54,002	5,946

Unrealized and realized exchange differences in the period relate to retranslation of the US dollar denominated convertible loan notes as at the period end.

Grant income received in the current and prior periods was represented by payments under the Coronavirus Job Retention Scheme.